Other Non-Current Liabilities (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of Other Non-Current Liabilities

	SA rand
Figures in million	2019	2018

KOSH deep groundwater pollution liability (a)	—	37
Sibanye Beatrix ground swap royalty	2	1
Other	3	3

Total non-current liabilities	5	41

(a) KOSH deep groundwater pollution liability

In 2018, Harmony purchased selected mining infrastructure in the Klerksdorp, Orkney, Stilfontein, Hartebeesfontein (KOSH) area from AngloGold Ashanti Limited as part of the Moab Khotsong acquisition (refer to note 12). During an assessment of the environmental liabilities associated with this purchase, a risk related to the potential decant and pollution of deep ground mine water from the re-watered underground workings was identified.

Due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, the Mineral and Petroleum Resources Development Act (MPRDA) requires that the affected mining companies develop a Regional Mine Closure Strategy to be approved by the Department of Mineral Resources. Harmony has commissioned a detailed assessment of the mine void after closure to provide clarity on the locality and volume of water expected to decant after mine closure and the quality of the decant water. Simulations have shown that the potential impact from this decant is low and that it will not impact on any down-gradient receptors, including the Vaal River.

A contingent liability acquired in a business combination is recognised in the acquisition accounting if it is a present obligation and its fair value can be measured reliably. Based on Harmony's assessment, a liability of R37 million has been raised as part of the liabilities assumed in the business combination.

In 2019, the liability was transferred from other non-current liabilities and included in the group's provision for environmental rehabilitation. Refer to note 25.